UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: WPSGX

December 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Concentrated Growth Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Advisor Class: WPSGX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-ADV-0154-1225

Advisor Class: WPSGX

2

Class A: WPASX

December 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Concentrated Growth Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Class A: WPASX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPASX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-A-0154-1225

Class A: WPASX

2

Class C: WPCSX

December 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Concentrated Growth Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Class C: WPCSX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPCSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-C-0154-1225

Class C: WPCSX

2

Class I: WPSIX

December 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Concentrated Growth Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Class I: WPSIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-I-0154-1225

Class I: WPSIX

2

Class Z: WPSZX

December 31, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Concentrated Growth Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Class Z: WPSZX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CG-Z-0154-1225

Class Z: WPSZX

2

Advisor Class: CIGYX

December 31, 2025

AB Concentrated International Growth Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$100,901,712
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$221,549

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$7,913,903	7.8%
Tencent Holdings Ltd. - Class H	$4,761,936	4.7%
ASML Holding NV	$4,465,244	4.4%
3i Group PLC	$3,844,840	3.8%
Sea Ltd. (ADR)	$3,299,343	3.3%
Kingspan Group PLC	$2,741,637	2.8%
Beijer Ref AB	$2,719,755	2.7%
SAP SE	$2,703,754	2.7%
Wix.com Ltd.	$2,700,620	2.7%
Topicus.com, Inc.	$2,666,857	2.6%
Total	$37,817,889	37.5%

Advisor Class: CIGYX

1

Sector Breakdown (% of Net Assets)

Information Technology	31.5%
Industrials	25.7%
Consumer Discretionary	18.6%
Financials	8.9%
Communication Services	6.1%
Health Care	4.9%
Materials	1.5%
Consumer Staples	1.2%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIGYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CIG-ADV-0154-1225

Advisor Class: CIGYX

2

Class A: CIAGX

December 31, 2025

AB Concentrated International Growth Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$100,901,712
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$221,549

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$7,913,903	7.8%
Tencent Holdings Ltd. - Class H	$4,761,936	4.7%
ASML Holding NV	$4,465,244	4.4%
3i Group PLC	$3,844,840	3.8%
Sea Ltd. (ADR)	$3,299,343	3.3%
Kingspan Group PLC	$2,741,637	2.8%
Beijer Ref AB	$2,719,755	2.7%
SAP SE	$2,703,754	2.7%
Wix.com Ltd.	$2,700,620	2.7%
Topicus.com, Inc.	$2,666,857	2.6%
Total	$37,817,889	37.5%

Class A: CIAGX

1

Sector Breakdown (% of Net Assets)

Information Technology	31.5%
Industrials	25.7%
Consumer Discretionary	18.6%
Financials	8.9%
Communication Services	6.1%
Health Care	4.9%
Materials	1.5%
Consumer Staples	1.2%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIAGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CIG-A-0154-1225

Class A: CIAGX

2

Class C: CICGX

December 31, 2025

AB Concentrated International Growth Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$100,901,712
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$221,549

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$7,913,903	7.8%
Tencent Holdings Ltd. - Class H	$4,761,936	4.7%
ASML Holding NV	$4,465,244	4.4%
3i Group PLC	$3,844,840	3.8%
Sea Ltd. (ADR)	$3,299,343	3.3%
Kingspan Group PLC	$2,741,637	2.8%
Beijer Ref AB	$2,719,755	2.7%
SAP SE	$2,703,754	2.7%
Wix.com Ltd.	$2,700,620	2.7%
Topicus.com, Inc.	$2,666,857	2.6%
Total	$37,817,889	37.5%

Class C: CICGX

1

Sector Breakdown (% of Net Assets)

Information Technology	31.5%
Industrials	25.7%
Consumer Discretionary	18.6%
Financials	8.9%
Communication Services	6.1%
Health Care	4.9%
Materials	1.5%
Consumer Staples	1.2%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CICGX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CIG-C-0154-1225

Class C: CICGX

2

Advisor Class: ASYLX

December 31, 2025

AB Select US Long/Short Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	1.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Advisor Class: ASYLX

1

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASYLX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-ADV-0154-1225

Advisor Class: ASYLX

2

Class A: ASLAX

December 31, 2025

AB Select US Long/Short Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Class A: ASLAX

1

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASLAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-A-0154-1225

Class A: ASLAX

2

Class C: ASCLX

December 31, 2025

AB Select US Long/Short Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	2.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Class C: ASCLX

1

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASCLX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-C-0154-1225

Class C: ASCLX

2

Class I: ASILX

December 31, 2025

AB Select US Long/Short Portfolio

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Class I: ASILX

1

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASILX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SULS-I-0154-1225

Class I: ASILX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

December 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CONCENTRATED GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 39.6%
Communications Equipment – 3.4%
Motorola Solutions, Inc.	58,758	$22,523,117

Electronic Equipment, Instruments & Components – 8.6%
Amphenol Corp. – Class A	424,238	57,331,523

Semiconductors & Semiconductor Equipment – 4.8%
NVIDIA Corp.	172,930	32,251,445

Software – 22.8%
Cadence Design Systems, Inc.(a)	101,541	31,739,686
Fair Isaac Corp.(a)	16,838	28,466,659
Microsoft Corp.	129,730	62,740,023
Roper Technologies, Inc.	66,992	29,820,149

		152,766,517

		264,872,602

Financials – 17.8%
Capital Markets – 4.9%
Charles Schwab Corp. (The)	325,147	32,485,436

Financial Services – 9.7%
Mastercard, Inc. – Class A	113,635	64,871,949

Insurance – 3.2%
Arthur J Gallagher & Co.	82,072	21,239,413

		118,596,798

Industrials – 14.5%
Commercial Services & Supplies – 3.9%
Cintas Corp.	137,523	25,863,951

Electrical Equipment – 6.4%
Eaton Corp. PLC	135,047	43,013,820

Professional Services – 4.2%
Automatic Data Processing, Inc.	107,840	27,739,683

		96,617,454

Consumer Discretionary – 12.6%
Broadline Retail – 9.6%
Amazon.com, Inc.(a)	276,929	63,920,752

Specialty Retail – 3.0%
TJX Cos., Inc. (The)	129,631	19,912,618

		83,833,370

ABFunds.com	AB Concentrated Growth Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 10.7%
Health Care Equipment & Supplies – 3.4%
Cooper Cos., Inc. (The)(a)	278,138	$22,796,191

Life Sciences Tools & Services – 4.5%
IQVIA Holdings, Inc.(a)	134,818	30,389,325

Pharmaceuticals – 2.8%
Zoetis, Inc.	147,509	18,559,582

		71,745,098

Materials – 3.7%
Chemicals – 3.7%
Ecolab, Inc.	94,434	24,790,814

Total Common Stocks (cost $382,350,451)		660,456,136

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.61%(b)(c)(d) (cost $8,109,413)	8,109,413	8,109,413

Total Investments – 100.1% (cost $390,459,864)		668,565,549
Other assets less liabilities – (0.1)%		(482,597)

Net Assets – 100.0%		$668,082,952

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

See notes to financial statements.

2 AB Concentrated Growth Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $382,350,451)	$660,456,136
Affiliated issuers (cost $8,109,413)	8,109,413
Unaffiliated dividends receivable	429,423
Receivable for capital stock sold	165,191
Affiliated dividends receivable	24,655
Receivable due from Adviser	1,352

Total assets	669,186,170

Liabilities
Payable for capital stock redeemed	465,887
Advisory fee payable	372,590
Administrative fee payable	47,284
Distribution fee payable	19,357
Transfer Agent fee payable	11,368
Directors’ fees payable	166
Accrued expenses and other liabilities	186,566

Total liabilities	1,103,218

Net Assets	$668,082,952

Composition of Net Assets
Capital stock, at par	$1,298
Additional paid-in capital	375,696,467
Distributable earnings	292,385,187

Net Assets	$668,082,952

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$51,562,743	1,032,550	$49.94	*

C	$9,385,674	213,589	$43.94

Advisor	$602,269,285	11,640,041	$51.74

I	$1,567,949	30,323	$51.71

Z	$3,297,301	63,498	$51.93

*	The maximum offering price per share for Class A shares was $52.16 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 3

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$2,284,098
Affiliated issuers	167,247
Interest	48	$2,451,393

Expenses
Advisory fee (see Note B)	2,354,657
Distribution fee—Class A	69,848
Distribution fee—Class C	54,637
Transfer agency—Class A	10,752
Transfer agency—Class C	2,155
Transfer agency—Advisor Class	125,467
Transfer agency—Class I	986
Transfer agency—Class Z	509
Administrative	45,623
Custody and accounting	43,489
Registration fees	40,957
Printing	26,244
Legal	24,089
Audit and tax	23,577
Directors’ fees	11,753
Miscellaneous	6,477

Total expenses	2,841,220
Less: expenses waived and reimbursed by the Adviser (see Note B)	(8,439)

Net expenses		2,832,781

Net investment loss		(381,388)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		20,245,193
Net change in unrealized appreciation (depreciation) of investments		(14,291,777)

Net gain on investment transactions		5,953,416

Net Increase in Net Assets from Operations		$5,572,028

See notes to financial statements.

4 AB Concentrated Growth Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(381,388)	$263,625
Net realized gain on investment transactions	20,245,193	91,710,957
Net change in unrealized appreciation (depreciation) of investments	(14,291,777)	(19,428,536)

Net increase in net assets from operations	5,572,028	72,546,046
Distributions to Shareholders
Class A	(4,303,752)	(6,099,704)
Class C	(906,500)	(1,651,046)
Advisor Class	(48,002,320)	(77,688,887)
Class I	(127,293)	(141,277)
Class Z	(276,205)	(765,296)
Capital Stock Transactions
Net decrease	(25,100,739)	(147,967,784)

Total decrease	(73,144,781)	(161,767,948)
Net Assets
Beginning of period	741,227,733	902,995,681

End of period	$668,082,952	$741,227,733

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 5

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

6 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

ABFunds.com	AB Concentrated Growth Fund 7

NOTES TO FINANCIAL STATEMENTS (continued)

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be

8 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$660,456,136		$	– 0	–	$	– 0	–	$660,456,136
Short-Term Investments	8,109,413			– 0	–		– 0	–	8,109,413

Total Investments in Securities	668,565,549			– 0	–		– 0	–	668,565,549
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$668,565,549		$	– 0	–	$	– 0	–	$668,565,549

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

ABFunds.com	AB Concentrated Growth Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

10 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. For the six months ended December 31, 2025, there was no such waiver/reimbursement. The Expense Caps may not be terminated by the Adviser prior to October 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2025, the reimbursement for such services amounted to $45,623.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $43,011 for the six months ended December 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $285 from the sale of Class A shares and received $25 and $62 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2025.

ABFunds.com	AB Concentrated Growth Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2025, such waiver amounted to $8,439.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2025 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,161	$77,347	$76,399	$8,109	$167

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $303,487 for Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

12 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$44,532,189		$124,964,545
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$290,846,792
Gross unrealized depreciation	(12,741,107)

Net unrealized appreciation	$278,105,685

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended December 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ABFunds.com	AB Concentrated Growth Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class A
Shares sold	14,849	64,435	$797,201	$3,445,526

Shares issued in reinvestment of distributions	73,198	95,570	3,651,096	5,188,504

Shares converted from Class C	16,369	29,069	893,461	1,517,851

Shares redeemed	(125,263)	(245,094)	(6,726,188)	(13,320,727)

Net decrease	(20,847)	(56,020)	$(1,384,430)	$(3,168,846)

Class C
Shares sold	3,336	11,491	$163,424	$560,848

Shares issued in reinvestment of distributions	17,563	27,967	771,178	1,361,420

Shares converted to Class A	(18,378)	(32,381)	(893,461)	(1,517,851)

Shares redeemed	(29,905)	(69,780)	(1,414,300)	(3,351,526)

Net decrease	(27,384)	(62,703)	$(1,373,159)	$(2,947,109)

Advisor Class
Shares sold	521,882	1,002,591	$28,539,055	$55,187,951

Shares issued in reinvestment of dividends and distributions	744,909	1,136,903	38,496,918	63,621,109

Shares redeemed	(1,574,059)	(4,693,285)	(88,045,459)	(255,553,196)

Net decrease	(307,268)	(2,553,791)	$(21,009,486)	$(136,744,136)

Class I
Shares sold	1,230	3,188	$68,635	$173,814

Shares issued in reinvestment of dividends and distributions	2,450	2,506	126,563	140,274

Shares redeemed	(1,754)	(1,034)	(94,156)	(63,529)

Net increase	1,926	4,660	$101,042	$250,559

14 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class Z
Shares sold	5,382	24,413	$305,491	$1,271,767

Share issued in reinvestment of dividends and distributions	2,922	4,895	151,521	274,848

Shares redeemed	(33,485)	(124,162)	(1,891,718)	(6,904,867)

Net decrease	(25,181)	(94,854)	$(1,434,706)	$(5,358,252)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and

ABFunds.com	AB Concentrated Growth Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,332,085	$3,920,445
Long-term capital gains	85,014,125	9,239,206

Total taxable distributions paid	$86,346,210	$13,159,651

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$206,027
Undistributed capital gains	48,859,243
Unrealized appreciation (depreciation)	291,363,959	(a)

Total accumulated earnings (deficit)	$340,429,229

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16 AB Concentrated Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Concentrated Growth Fund 17

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 54.02	$ 54.71	$ 47.93	$ 43.16	$ 58.21	$ 41.70

Income From Investment Operations

Net investment income (loss)(a)(b)	(.09)	(.10	)†	(.01)	.04	(.11)	(.08)

Net realized and unrealized gain (loss) on investment transactions	.40	5.37	7.28	5.60	(8.64)	18.40

Net increase (decrease) in net asset value from operations	.31	5.27	7.27	5.64	(8.75)	18.32

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.07)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total dividends and distributions	(4.39)	(5.96)	(.49)	(.87)	(6.30)	(1.81)

Net asset value, end of period	$ 49.94	$ 54.02	$ 54.71	$ 47.93	$ 43.16	$ 58.21

Total Return

Total investment return based on net asset value(c)	.58%	9.57	%†	15.30%	13.25%	(17.75)%	44.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,563	$56,901	$60,693	$58,903	$55,057	$62,979

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00	%^	1.00%	1.00%	1.00%	1.00%	1.01%

Expenses, before waivers/reimbursements	1.00	%^	1.00%	1.00%	1.00%	1.00%	1.01%

Net investment income (loss)(b)	(.32	)%^	(.18	)%†	(.03)%	.08%	(.20)%	(.15)%

Portfolio turnover rate	6%	18%	11%	25%	40%	26%

See footnote summary on page 23.

18 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 48.24	$ 49.78	$ 43.91	$ 39.92	$ 54.65	$ 39.53

Income From Investment Operations

Net investment loss(a)(b)	(.26)	(.46 )†	(.36)	(.28)	(.49)	(.43)

Net realized and unrealized gain (loss) on investment transactions	.35	4.88	6.65	5.14	(7.94)	17.36

Net increase (decrease) in net asset value from operations	.09	4.42	6.29	4.86	(8.43)	16.93

Less: Distributions

Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Net asset value, end of period	$ 43.94	$ 48.24	$ 49.78	$ 43.91	$ 39.92	$ 54.65

Total Return

Total investment return based on net asset value(c)	.19%	8.77%†	14.44%	12.36%	(18.36)%	43.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,386	$11,624	$15,118	$17,654	$20,406	$31,765

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.75%^	1.75%	1.75%	1.75%	1.75%	1.75%

Expenses, before waivers/reimbursements	1.75%^	1.75%	1.75%	1.75%	1.75%	1.76%

Net investment loss(b)	(1.07)%^	(.94 )%†	(.78)%	(.68)%	(.96)%	(.91)%

Portfolio turnover rate	6%	18%	11%	25%	40%	26%

See footnote summary on page 23.

ABFunds.com	AB Concentrated Growth Fund 19

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 55.76	$ 56.24	$ 49.25	$ 44.22	$ 59.41	$ 42.42

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	.04	†	.11	.15	.03	.05

Net realized and unrealized gain (loss) on investment transactions	.41	5.52	7.49	5.75	(8.86)	18.75

Net increase (decrease) in net asset value from operations	.39	5.56	7.60	5.90	(8.83)	18.80

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.08)	(.19)	– 0	–	(.06)	– 0	–

Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total dividends and distributions	(4.41)	(6.04)	(.61)	(.87)	(6.36)	(1.81)

Net asset value, end of period	$ 51.74	$ 55.76	$ 56.24	$ 49.25	$ 44.22	$ 59.41

Total Return

Total investment return based on net asset value(c)	.71%	9.85	%†	15.58%	13.52%	(17.54)%	45.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$602,269	$666,159	$815,497	$1,049,761	$957,097	$1,152,671

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.76%

Expenses, before waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.76%

Net investment income (loss)(b)	(.07	)%^	.07	%†	.22%	.33%	.05%	.10%

Portfolio turnover rate	6%	18%	11%	25%	40%	26%

See footnote summary on page 23.

20 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 55.73	$ 56.25	$ 49.30	$ 44.29	$ 59.48	$ 42.50

Income From Investment Operations

Net investment income (loss)(a)(b)	(.04)	(.01)	.08	.13	(.04)	.02

Net realized and unrealized gain (loss) on investment transactions	.41	5.51	7.49	5.75	(8.85)	18.77

Net increase (decrease) in net asset value from operations	.37	5.50	7.57	5.88	(8.89)	18.79

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(d)	(.06)	(.20)	– 0	–	(.00	)(d)	– 0	–

Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total dividends and distributions	(4.39)	(6.02)	(.62)	(.87)	(6.30)	(1.81)

Net asset value, end of period	$ 51.71	$ 55.73	$ 56.25	$ 49.30	$ 44.29	$ 59.48

Total Return

Total investment return based on net asset value(c)	.67%	9.74%	15.52%	13.45%	(17.59)%	45.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,568	$1,583	$1,335	$1,189	$8	$89

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83	%^	.83%	.81%	.83%	.81%	.83%

Expenses, before waivers/reimbursements	.83	%^	.84%	.81%	.83%	.81%	.83%

Net investment income (loss)(b)	(.15	)%^	(.02)%	.16%	.29%	(.06)%	.03%

Portfolio turnover rate	6%	18%	11%	25%	40%	26%

See footnote summary on page 23.

ABFunds.com	AB Concentrated Growth Fund 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 55.94	$ 56.41	$ 49.36	$ 44.31	$ 59.52	$ 42.49

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	.03	.13	.16	.04	.10

Net realized and unrealized gain (loss) on investment transactions	.42	5.55	7.50	5.76	(8.87)	18.74

Net increase (decrease) in net asset value from operations	.40	5.58	7.63	5.92	(8.83)	18.84

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.09)	(.16)	– 0	–	(.08)	– 0	–

Distributions from net realized gain on investment transactions	(4.39)	(5.96)	(.42)	(.87)	(6.30)	(1.81)

Total distributions	(4.41)	(6.05)	(.58)	(.87)	(6.38)	(1.81)

Net asset value, end of period	$ 51.93	$ 55.94	$ 56.41	$ 49.36	$ 44.31	$ 59.52

Total Return

Total investment return based on net asset value(c)	.71%	9.85%	15.61%	13.54%	(17.52)%	45.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,297	$4,961	$10,353	$19,361	$82,429	$107,956

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.73	%^	.73%	.72%	.72%	.72%	.78%

Expenses, before waivers/reimbursements	.73	%^	.74%	.72%	.72%	.72%	.78%

Net investment income (loss)(b)	(.07	)%^	.06%	.25%	.34%	.07%	.18%

Portfolio turnover rate	6%	18%	11%	25%	40%	26%

See footnote summary on page 23.

22 AB Concentrated Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Amount is less than $.005.

†

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.01%	.01%

Class C	$.01	.01%	.01%

Advisor Class	$.01	.01%	.01%

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Concentrated Growth Fund 23

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

24 AB Concentrated Growth Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Concentrated Growth Fund 25

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that

26 AB Concentrated Growth Fund	ABFunds.com

are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and close to the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of

ABFunds.com	AB Concentrated Growth Fund 27

scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

28 AB Concentrated Growth Fund	ABFunds.com

AB CONCENTRATED GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CG-0152-1225

December 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Concentrated International Growth Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Information Technology – 31.5%
Electronic Equipment, Instruments & Components – 1.1%
Halma PLC	23,391	$1,110,251

IT Services – 4.5%
Netcompany Group A/S(a)(b)	18,067	1,010,704
Shopify, Inc. – Class A(b)	5,176	833,181
Wix.com Ltd.(b)	25,995	2,700,620

		4,544,505

Semiconductors & Semiconductor Equipment – 14.8%
ASML Holding NV	4,144	4,465,244
BE Semiconductor Industries NV	16,433	2,569,068
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	26,042	7,913,903

		14,948,215

Software – 8.5%
Atlassian Corp. – Class A(b)	3,398	550,952
Constellation Software, Inc./Canada	828	1,991,592
Monday.com Ltd.(b)	17,665	2,606,647
SAP SE	11,128	2,703,754
Xero Ltd.(b)	9,420	713,601

		8,566,546

Technology Hardware, Storage & Peripherals – 2.6%
Topicus.com, Inc.(b)(c)	28,788	2,666,857

		31,836,374

Industrials – 25.7%
Aerospace & Defense – 2.5%
Safran SA	7,137	2,485,937

Air Freight & Logistics – 1.5%
DSV A/S	2,625	661,123
Mainfreight Ltd.(c)	22,313	881,541

		1,542,664

Building Products – 2.7%
Kingspan Group PLC	31,817	2,741,637

Electrical Equipment – 2.0%
Schneider Electric SE	7,251	1,983,694

Ground Transportation – 3.3%
Canadian Pacific Kansas City Ltd.(c)	30,020	2,210,135
Full Truck Alliance Co., Ltd. (ADR)	105,630	1,133,410

		3,343,545

ABFunds.com	AB Concentrated International Growth Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrial Conglomerates – 1.2%
Lifco AB – Class B(c)	31,803	$1,205,294

Machinery – 3.7%
Trelleborg AB – Class B	25,801	1,090,648
Weir Group PLC (The)	69,233	2,646,292

		3,736,940

Passenger Airlines – 1.9%
Ryanair Holdings PLC	54,706	1,886,130

Professional Services – 1.0%
Experian PLC	22,248	1,003,086

Trading Companies & Distributors – 5.9%
AddTech AB – Class B	46,242	1,628,578
Beijer Ref AB(c)	169,478	2,719,755
Diploma PLC	23,212	1,651,491

		5,999,824

		25,928,751

Consumer Discretionary – 18.6%
Broadline Retail – 6.6%
MercadoLibre, Inc.(b)	885	1,782,620
PDD Holdings, Inc. (ADR)(b)	13,925	1,578,956
Sea Ltd. (ADR)(b)	25,863	3,299,343

		6,660,919

Hotels, Restaurants & Leisure – 5.9%
Atour Lifestyle Holdings Ltd. (ADR)	30,612	1,206,113
DPC Dash Ltd. – Class H(b)(c)	99,900	921,778
InterContinental Hotels Group PLC	15,573	2,188,455
Yum China Holdings, Inc.	34,256	1,635,381

		5,951,727

Leisure Products – 2.2%
H World Group Ltd. (ADR)	46,679	2,196,247

Textiles, Apparel & Luxury Goods – 3.9%
adidas AG	4,005	792,533
ANTA Sports Products Ltd. – Class H	117,000	1,214,995
LVMH Moet Hennessy Louis Vuitton SE	2,569	1,936,347

		3,943,875

		18,752,768

Financials – 8.9%
Banks – 3.1%
HDFC Bank Ltd. (ADR)	48,576	1,774,967
NU Holdings Ltd./Cayman Islands – Class A(b)	80,198	1,342,515

		3,117,482

2 AB Concentrated International Growth Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Capital Markets – 4.8%
3i Group PLC	87,684	$3,844,840
Futu Holdings Ltd. (ADR)	5,873	964,405

		4,809,245

Financial Services – 1.0%
Adyen NV(b)	650	1,048,173

		8,974,900

Communication Services – 6.1%
Interactive Media & Services – 4.7%
Tencent Holdings Ltd. – Class H	62,050	4,761,936

Wireless Telecommunication Services – 1.4%
Tencent Music Entertainment Group (ADR)	81,493	1,428,572

		6,190,508

Health Care – 4.9%
Health Care Equipment & Supplies – 3.5%
Ambu A/S – Class B	169,677	2,338,083
Straumann Holding AG (REG)(b)(c)	9,833	1,148,533

		3,486,616

Pharmaceuticals – 1.4%
Novo Nordisk A/S – Class B	28,105	1,425,442

		4,912,058

Materials – 1.5%
Chemicals – 1.5%
IMCD NV(c)	16,918	1,535,518

Consumer Staples – 1.2%
Beverages – 1.2%
Budweiser Brewing Co. APAC Ltd. – Class H(a)(c)	1,208,700	1,179,257

Total Common Stocks (cost $94,924,273)		99,310,134

Total Investments Before Security Lending Collateral for Securities Loaned – 98.4% (cost $94,924,273)		99,310,134

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.61%(d)(e)(f) (cost $2,081,631)	2,081,631	2,081,631

Total Investments – 100.5% (cost $97,005,904)		101,391,765
Other assets less liabilities – (0.5)%		(490,053)

Net Assets – 100.0%		$100,901,712

ABFunds.com	AB Concentrated International Growth Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%

Total	100.0%

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $2,189,961 or 2.2% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

See notes to financial statements.

4 AB Concentrated International Growth Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $94,924,273)	$99,310,134	(a)
Affiliated issuers (cost $2,081,631 – investment of cash collateral for securities loaned)	2,081,631
Foreign currencies, at value (cost $5,997)	5,190
Receivable for investment securities sold	1,171,953
Unaffiliated dividends and interest receivable	773,970
Receivable due from Adviser	44,510
Receivable for capital stock sold	12,839
Affiliated dividends receivable	1,649
Other Assets	100,921

Total assets	103,502,797

Liabilities
Due to custodian	85,733
Payable for collateral received on securities loaned	2,081,631
Payable for capital stock redeemed	251,413
Advisory fee payable	65,437
Administrative fee payable	46,853
Transfer Agent fee payable	1,636
Payable for investment securities purchased and foreign currency transactions	798
Distribution fee payable	564
Accrued expenses	67,020

Total liabilities	2,601,085

Net Assets	$100,901,712

Composition of Net Assets
Capital stock, at par	$883
Additional paid-in capital	172,481,689
Accumulated loss	(71,580,860)

Net Assets	$100,901,712

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,549,968	137,176	$11.30	*

C	$249,213	23,618	$10.55

Advisor	$99,102,531	8,669,620	$11.43

(a)	Includes securities on loan with a value of $8,949,601 (see Note E).

*	The maximum offering price per share for Class A shares was $11.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Concentrated International Growth Portfolio 5

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $36,832)	$388,837
Affiliated issuers	7,071
Interest	17
Securities lending income, net	10,428	$406,353

Expenses
Advisory fee (see Note B)	413,294
Distribution fee—Class A	2,006
Distribution fee—Class C	1,523
Transfer agency—Class A	239
Transfer agency—Class C	71
Transfer agency—Advisor Class	16,193
Administrative	45,193
Custody and accounting	42,516
Audit and tax	26,227
Registration fees	25,086
Legal	21,753
Printing	12,657
Directors’ fees	8,697
Miscellaneous	9,215

Total expenses	624,670
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(191,745)

Net expenses		432,925

Net investment loss		(26,572)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(751,657)
Forward currency exchange contracts		211
Foreign currency transactions		18,348
Net change in unrealized appreciation (depreciation) of:
Investments		(2,610,471)
Forward currency exchange contracts		(57)
Foreign currency denominated assets and liabilities		(28,289)

Net loss on investment and foreign currency transactions		(3,371,915)

Net Decrease in Net Assets from Operations		$(3,398,487)

See notes to financial statements.

6 AB Concentrated International Growth Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(26,572)	$585,907
Net realized gain (loss) on investment and foreign currency transactions	(733,098)	24,918,432
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(2,638,817)	(12,455,827)
Contributions from Affiliates (see Note B)	– 0	–	5,140

Net increase (decrease) in net assets from operations	(3,398,487)	13,053,652
Distributions to Shareholders
Class A	(2,990)	(6,382)
Advisor Class	(609,895)	(881,973)
Capital Stock Transactions
Net decrease	(11,938,334)	(69,973,202)

Total decrease	(15,949,706)	(57,807,905)
Net Assets
Beginning of period	116,851,418	174,659,323

End of period	$100,901,712	$116,851,418

See notes to financial statements.

ABFunds.com	AB Concentrated International Growth Portfolio 7

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

8 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

ABFunds.com	AB Concentrated International Growth Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

10 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$19,263,752		$12,572,622		$	– 0	–	$31,836,374
Industrials	4,225,086		21,703,665			– 0	–	25,928,751
Consumer Discretionary	11,698,660		7,054,108			– 0	–	18,752,768
Financials	4,081,887		4,893,013			– 0	–	8,974,900
Communication Services	1,428,572		4,761,936			– 0	–	6,190,508
Health Care	– 0	–	4,912,058			– 0	–	4,912,058
Materials	– 0	–	1,535,518			– 0	–	1,535,518
Consumer Staples	– 0	–	1,179,257			– 0	–	1,179,257
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,081,631		– 0	–		– 0	–	2,081,631

Total Investments in Securities	42,779,588		58,612,177	(a)		– 0	–	101,391,765
Other Financial Instruments(b)	– 0	–	– 0	–		– 0	–	– 0	–

Total	$42,779,588		$58,612,177		$	– 0	–	$101,391,765

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

ABFunds.com	AB Concentrated International Growth Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company

12 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective October 1, 2025, the Adviser has agreed to voluntarily waive its advisory fee payable by the Fund by an amount equal to 0.20% of the Fund’s average daily net assets. For the six months ended December 31, 2025, such reimbursements/waivers amounted to $53,203. The Adviser has also agreed to voluntarily waive fees and/or bear certain expenses of the Fund so that total expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Fund in which the Fund may invest, interest expense, taxes, extraordinary expenses, and broker-

ABFunds.com	AB Concentrated International Growth Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

age commissions and other transaction costs) do not exceed, on an annualized basis, 0.90%, 1.65%, and 0.65% of average daily net assets for Class A, Class C, and Advisor Class shares, respectively. Prior to October 1, 2025, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and 0.90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. The Expense Caps may not be terminated by the Adviser before October 31, 2027. For the six months ended December 31, 2025, such reimbursements/waivers amounted to $137,471.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2025, the reimbursement for such services amounted to $45,193.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $8,921 for the six months ended December 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $13 from the sale of Class A shares and received $16 and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2025, such waiver amounted to $619.

14 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2025 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)			Dividend Income (000)
AB Government Money Market Portfolio	$617		$10,230	$10,847	$	– 0	–	$7
AB Government Money Market Portfolio*	– 0	–	9,678	7,596		2,082		0	**

Total						$2,082		$7

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $5,140 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,425 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$16,439,280		$29,227,167
U.S. government securities	– 0	–	– 0	–

ABFunds.com	AB Concentrated International Growth Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$13,262,896
Gross unrealized depreciation	(8,877,035)

Net unrealized appreciation	$4,385,861

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended December 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with

16 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended December 31, 2025, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$211	$(57)

Total		$211	$(57)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$606,766	(a)
Average principal amount of sale contracts	$606,823	(a)

(a)	Positions were open for less than one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related

ABFunds.com	AB Concentrated International Growth Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities

18 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$ 8,949,601	$2,081,631	$7,390,393	$10,200	$228	$452

*	As of December 31, 2025.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class A
Shares sold	6,578	7,859	$76,478	$86,196

Shares issued in reinvestment of dividends	195	519	2,204	5,507

Shares converted from Class C	5,476	575	62,789	6,107

Shares redeemed	(13,904)	(169,318)	(160,579)	(1,867,361)

Net decrease	(1,655)	(160,365)	$(19,108)	$(1,769,551)

Class C
Shares sold	92	929	$984	$9,310

Shares converted to Class A	(5,861)	(613)	(62,789)	(6,107)

Shares redeemed	(1,717)	(24,557)	(18,690)	(253,500)

Net decrease	(7,486)	(24,241)	$(80,495)	$(250,297)

ABFunds.com	AB Concentrated International Growth Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Advisor Class
Shares sold	377,423	1,538,228	$4,366,064	$16,592,121

Shares issued in reinvestment of dividends	43,712	62,739	499,623	675,072

Shares redeemed	(1,434,285)	(7,853,064)	(16,704,418)	(85,220,547)

Net decrease	(1,013,150)	(6,252,097)	$(11,838,731)	$(67,953,354)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology and industrials sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

20 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$888,355	$	– 0	–

Total taxable distributions	$888,355	$	– 0	–

ABFunds.com	AB Concentrated International Growth Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$427,319
Accumulated capital and other losses	(74,196,208	)(a)
Unrealized appreciation (depreciation)	6,199,401	(b)

Total accumulated earnings (deficit)	$(67,569,488)

(a)

As of June 30, 2025, the Fund had a net capital loss carryforward of $74,196,208. During the fiscal year, the Fund utilized $24,223,383 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund had a net short-term capital loss carryforward of $19,188,013 and a net long-term capital loss carryforward of $55,008,195, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Effective January 9, 2026, the Fund’s name changed to AB International Growth Portfolio. Please refer to below for the changes in the Fund’s principal strategies:

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in equity securities of non-U.S. companies, and in companies in at least three countries other than the United States. In pursuing the Fund’s investment objective, the Adviser employs a bottom-up research-driven approach to construct a portfolio of highly profitable companies with strong management teams and durable competitive strengths. The Adviser focuses on companies that it believes exhibit compelling structural growth and quality characteristics and aims to hold them for the long-term to harness the compounding effect of consistent high cash flows and earnings. Valuation is also emphasized to ensure sustained potential for growth over an extended period. The Fund may invest in securities of companies of any market capitalization or industry.

The Adviser’s research focuses on analyzing companies based on three primary characteristics: structural growth, quality and valuation. In evaluating companies’ structural growth prospects, the Adviser considers strength of business model, innovation potential, and exposure to secular market growth drivers. In assessing quality, the Adviser analyzes balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long term. The Adviser applies its valuation criteria by evaluating each security’s estimated long-term potential value in comparison to its current market value. The Fund may invest in emerging markets companies, and at times emerging

22 AB Concentrated International Growth Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

market companies may make up a significant portion of the Fund. Emerging markets are countries considered to be developing countries by the international financial community and include, but are not limited to, those countries included in an emerging or frontier markets index by a recognized index provider, such as the MSCI Emerging Markets Index.

Currency fluctuations can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Concentrated International Growth Portfolio 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 11.70	$ 10.56	$ 10.96	$ 9.71	$ 15.33	$ 11.66

Income From Investment Operations

Net investment income (loss)(a)(b)	(.02)	.02	†	.01	.01	(.01)	.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.36)	1.14	(.41)	1.24	(5.34)	3.86

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.38)	1.16	(.40)	1.25	(5.35)	3.88

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.27)	(.21)

Total dividends and distributions	(.02)	(.02)	– 0	–	– 0	–	(.27)	(.21)

Net asset value, end of period	$ 11.30	$ 11.70	$ 10.56	$ 10.96	$ 9.71	$ 15.33

Total Return

Total investment return based on net asset value(d)	(3.23)%	11.03	%†	(3.65)%	12.87%	(35.49)%	33.53%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,550	$1,624	$3,160	$5,484	$6,741	$10,284

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.03	%^	1.15%	1.14%	1.14%	1.12%	1.15%

Expenses, before waivers/reimbursements(e)‡	1.38	%^	1.31%	1.19%	1.14%	1.12%	1.17%

Net investment income (loss)(b)	(.29	)%^	.17	%†	.07%	.07%	(.05)%	.14%

Portfolio turnover rate	15%	111%	40%	33%	24%	25%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.00%	.00%	.00%

See footnote summary on page 27.

24 AB Concentrated International Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.94	$ 9.93	$ 10.38	$ 9.27	$ 14.77	$ 11.32

Income From Investment Operations

Net investment loss(a)(b)	(.06)	(.06	)†	(.06)	(.06)	(.12)	(.09)

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.33)	1.07	(.39)	1.17	(5.11)	3.75

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.39)	1.01	(.45)	1.11	(5.23)	3.66

Less: Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.27)	(.21)

Net asset value, end of period	$ 10.55	$ 10.94	$ 9.93	$ 10.38	$ 9.27	$ 14.77

Total Return

Total investment return based on net asset value(d)	(3.56)%	10.17	%†	(4.34)%	11.97%	(36.03)%	32.59%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$249	$340	$550	$1,078	$909	$1,909

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.77	%^	1.90%	1.89%	1.90%	1.87%	1.90%

Expenses, before waivers/reimbursements(e)‡	2.14	%^	2.08%	1.95%	1.90%	1.87%	1.93%

Net investment loss(b)	(1.04	)%^	(.56	)%†	(.65)%	(.63)%	(.89)%	(.66)%

Portfolio turnover rate	15%	111%	40%	33%	24%	25%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.00%	.00%	.00%

See footnote summary on page 27.

ABFunds.com	AB Concentrated International Growth Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30,
			2025		2024		2023		2022		2021

Net asset value, beginning of period	$ 11.87		$ 10.73		$ 11.10		$ 9.81		$ 15.46		$ 11.73

Income From Investment Operations

Net investment income(a)(b)	– 0	–	.04	†	.03		.04		.03		.05

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.37)		1.16		(.40)		1.25		(5.41)		3.89

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.37)		1.20		(.37)		1.29		(5.38)		3.94

Less: Dividends and Distributions

Dividends from net investment income	(.07)		(.06)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.27)		(.21)

Total dividends and distributions	(.07)		(.06)		– 0	–	– 0	–	(.27)		(.21)

Net asset value, end of period	$ 11.43		$ 11.87		$ 10.73		$ 11.10		$ 9.81		$ 15.46

Total Return

Total investment return based on net asset value(d)	(3.12)%		11.28	%†	(3.33)%		13.15%		(35.38)%		33.84%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,103		$114,887		$170,949		$417,443		$367,324		$480,418

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.78	%^	.90%		.89%		.89%		.87%		.90%

Expenses, before waivers/reimbursements(e)‡	1.13	%^	1.06%		.93%		.89%		.87%		.93%

Net investment income (loss)(b)	(.04	)%^	.41	%†	.28%		.36%		.24%		.32%

Portfolio turnover rate	15%		111%		40%		33%		24%		25%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%		.01%		.00%		.00%		.00%

See footnote summary on page 27.

26 AB Concentrated International Growth Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2025 and ended June 30, 2024, such waiver amounted to .01% and .01% respectively.

†

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.01%	.01%

Class C	$.00	(c)	.01%	.01%

Advisor Class	$.00	(c)	.01%	.01%

^	Annualized.

ABFunds.com	AB Concentrated International Growth Portfolio 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

28 AB Concentrated International Growth Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Concentrated International Growth Portfolio 29

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provide (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that

30 AB Concentrated International Growth Portfolio	ABFunds.com

are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale

ABFunds.com	AB Concentrated International Growth Portfolio 31

may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

32 AB Concentrated International Growth Portfolio	ABFunds.com

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CIG-0152-1225

December 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US LONG/SHORT PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 53.5%
Information Technology – 16.4%
Communications Equipment – 0.8%
Cisco Systems, Inc.	110,766	$8,532,305
Motorola Solutions, Inc.	10,949	4,196,971

		12,729,276

IT Services – 0.4%
International Business Machines Corp.	21,282	6,303,941

Semiconductors & Semiconductor Equipment – 7.3%
Advanced Micro Devices, Inc.(a)	21,280	4,557,325
Applied Materials, Inc.	34,897	8,968,180
Broadcom, Inc.	58,696	20,314,686
Intel Corp.(a)	57,327	2,115,366
Micron Technology, Inc.	22,796	6,506,206
NVIDIA Corp.	325,012	60,614,738
NXP Semiconductors NV	28,321	6,147,356

		109,223,857

Software – 4.3%
Adobe, Inc.(a)	10,945	3,830,641
Microsoft Corp.(b)	101,336	49,008,116
Oracle Corp.	20,631	4,021,188
Salesforce, Inc.	29,596	7,840,277

		64,700,222

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	170,458	46,340,712
Epic Games, Inc.(a)(c)(d)	5,074	3,561,364
Western Digital Corp.	20,491	3,529,985

		53,432,061

		246,389,357

Financials – 10.1%
Banks – 3.5%
Bank of America Corp.	109,985	6,049,175
Citigroup, Inc.	63,752	7,439,221
Fifth Third Bancorp	195,685	9,160,015
JPMorgan Chase & Co.	41,779	13,462,029
PNC Financial Services Group, Inc. (The)	26,410	5,512,559
Wells Fargo & Co.(b)	124,379	11,592,123

		53,215,122

Capital Markets – 1.7%
Charles Schwab Corp. (The)	78,612	7,854,125
Goldman Sachs Group, Inc. (The)	6,586	5,789,094
Jefferies Financial Group, Inc.	109,079	6,759,626
Morgan Stanley	30,378	5,393,006

		25,795,851

ABFunds.com	AB Select US Long/Short Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 0.8%
Capital One Financial Corp.	47,666	$11,552,332
Stripe, Inc.(a)(c)(d)	24,598	1,015,897

		12,568,229

Financial Services – 3.3%
Apollo Global Management, Inc.	48,736	7,055,023
Berkshire Hathaway, Inc. – Class B(a)	54,491	27,389,901
Visa, Inc. – Class A(b)	41,286	14,479,413

		48,924,337

Insurance – 0.8%
Chubb Ltd.	16,255	5,073,511
Progressive Corp. (The)	27,782	6,326,517

		11,400,028

		151,903,567

Communication Services – 6.5%
Diversified Telecommunication Services – 0.4%
AT&T, Inc.	226,104	5,616,424

Entertainment – 1.4%
Live Nation Entertainment, Inc.(a)	7,492	1,067,610
Netflix, Inc.(a)	74,673	7,001,340
Walt Disney Co. (The)(b)	117,292	13,344,311

		21,413,261

Interactive Media & Services – 4.3%
Alphabet, Inc. – Class A	145,260	45,466,380
Meta Platforms, Inc. – Class A(b)	30,092	19,863,428

		65,329,808

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	27,355	5,554,159

		97,913,652

Health Care – 5.6%
Biotechnology – 0.5%
AbbVie, Inc.	33,219	7,590,209

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	60,631	7,596,458
Boston Scientific Corp.(a)	48,654	4,639,159
Medtronic PLC	62,401	5,994,240
Stryker Corp.	12,884	4,528,340

		22,758,197

Health Care Providers & Services – 1.3%
CVS Health Corp.	68,148	5,408,225
HCA Healthcare, Inc.	6,833	3,190,054
McKesson Corp.	5,433	4,456,636
UnitedHealth Group, Inc.	21,843	7,210,593

		20,265,508

2 AB Select US Long/Short Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.	17,123	$9,921,922

Pharmaceuticals – 1.6%
Eli Lilly & Co.	12,595	13,535,594
Johnson & Johnson(b)	47,045	9,735,963

		23,271,557

		83,807,393

Industrials – 5.4%
Aerospace & Defense – 1.0%
Boeing Co. (The)(a)	25,976	5,639,909
Northrop Grumman Corp.	6,792	3,872,867
RTX Corp.	29,183	5,352,162

		14,864,938

Electrical Equipment – 0.5%
Eaton Corp. PLC	14,778	4,706,941
GE Vernova, Inc.	4,157	2,716,890

		7,423,831

Ground Transportation – 1.1%
CSX Corp.	101,177	3,667,666
Uber Technologies, Inc.(a)	22,845	1,866,665
Union Pacific Corp.	47,875	11,074,445

		16,608,776

Industrial Conglomerates – 1.7%
3M Co.	86,576	13,860,817
Honeywell International, Inc.	59,929	11,691,549

		25,552,366

Machinery – 0.9%
Caterpillar, Inc.	12,184	6,979,848
Parker-Hannifin Corp.	7,492	6,585,168

		13,565,016

Passenger Airlines – 0.2%
United Airlines Holdings, Inc.(a)	32,001	3,578,352

		81,593,279

Consumer Discretionary – 3.6%
Automobiles – 0.3%
General Motors Co.	47,048	3,825,943

Broadline Retail – 2.1%
Amazon.com, Inc.(a)(b)	137,324	31,697,126

Hotels, Restaurants & Leisure – 0.3%
Booking Holdings, Inc.	946	5,066,142

ABFunds.com	AB Select US Long/Short Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 0.9%
Home Depot, Inc. (The)(b)	20,622	$7,096,030
Lowe’s Cos., Inc.	24,946	6,015,978

		13,112,008

		53,701,219

Consumer Staples – 2.9%
Beverages – 1.3%
Coca-Cola Co. (The)	116,027	8,111,448
PepsiCo, Inc.	74,123	10,638,133

		18,749,581

Consumer Staples Distribution & Retail – 0.7%
Costco Wholesale Corp.	5,599	4,828,242
Walmart, Inc.	54,622	6,085,437

		10,913,679

Household Products – 0.5%
Procter & Gamble Co. (The)	47,094	6,749,041

Tobacco – 0.4%
Philip Morris International, Inc.	38,651	6,199,620

		42,611,921

Energy – 1.7%
Energy Equipment & Services – 0.1%
SLB Ltd.	40,871	1,568,629

Oil, Gas & Consumable Fuels – 1.6%
Chevron Corp.	42,564	6,487,179
EOG Resources, Inc.(b)	42,975	4,512,805
Exxon Mobil Corp.	71,290	8,579,039
Williams Cos., Inc. (The)	78,166	4,698,558

		24,277,581

		25,846,210

Utilities – 1.0%
Electric Utilities – 1.0%
Constellation Energy Corp.	11,443	4,042,469
PPL Corp.	299,454	10,486,879

		14,529,348

Materials – 0.3%
Chemicals – 0.3%
Sherwin-Williams Co. (The)	12,143	3,934,696

Total Common Stocks (cost $674,368,568)		802,230,642

4 AB Select US Long/Short Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square SPARC Holdings Ltd., expiring 09/29/2033(a)(c)(d)	4,614	$	– 0	–
Pershing Square Tontine Holdings Ltd., expiring 07/24/2027(a)(c)(d)(e)	9,228		– 0	–

Total Warrants (cost $52,400)			– 0	–

SHORT-TERM INVESTMENTS – 45.8%
Investment Companies – 45.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.61%(f)(g)(h) (cost $686,780,777)	686,780,777		686,780,777

Total Investments Before Securities Sold Short – 99.3% (cost $1,361,201,745)			1,489,011,419

SECURITIES SOLD SHORT – (1.7)%
Investment Companies – (1.4)%
Funds and Investment Trusts – (1.4)%
iShares 20+ Year Treasury Bond ETF(g) (proceeds $20,346,047)	(230,926)		(20,127,510)

COMMON STOCKS – (0.3)%
Real Estate – (0.1)%
Hotel & Resort REITs – (0.0)%
Chatham Lodging Trust	(60,056)		(408,981)

Retail REITs – (0.1)%
Acadia Realty Trust	(45,320)		(930,873)
Agree Realty Corp.	(9,056)		(652,304)

			(1,583,177)

			(1,992,158)

Financials – (0.1)%
Financial Services – (0.0)%
Western Union Co. (The)	(30,748)		(286,264)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. – Class A	(43,879)		(839,405)

			(1,125,669)

ABFunds.com	AB Select US Long/Short Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Information Technology – (0.1)%
Software – (0.1)%
Roper Technologies, Inc.	(1,770)	$(787,880)

Total Common Stocks (proceeds $4,284,165)		(3,905,707)

Total Securities Sold Short (proceeds $24,630,212)		(24,033,217)

Total Investments, Net of Securities Sold Short – 97.6% (cost $1,336,571,533)		1,464,978,202
Other assets less liabilities – 2.4%		35,521,442

Net Assets – 100.0%		$1,500,499,644

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize short sales.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Escrow shares.

(f)	Affiliated investments.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Select US Long/Short Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $674,420,968)	$802,230,642
Affiliated issuers (cost $686,780,777)	686,780,777
Cash	959
Foreign currencies, at value (cost $1,080,700)	1,111,993
Deposit at broker for securities sold short	32,546,874
Receivable for investment securities sold	5,913,479
Affiliated dividends receivable	2,125,805
Unaffiliated dividends receivable	508,525
Receivable for capital stock sold	370,181
Receivable due from Adviser	115,995

Total assets	1,531,705,230

Liabilities
Payable for securities sold short, at value (proceeds received $24,630,212)	24,033,217
Payable for investment securities purchased	3,313,403
Advisory fee payable	1,934,419
Payable for capital stock redeemed	1,743,068
Administrative fee payable	47,708
Distribution fee payable	40,469
Dividends payable	37,465
Transfer Agent fee payable	20,734
Accrued expenses	35,103

Total liabilities	31,205,586

Net Assets	$1,500,499,644

Composition of Net Assets
Capital stock, at par	$10,452
Additional paid-in capital	1,431,307,776
Distributable earnings	69,181,416

Net Assets	$1,500,499,644

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$114,474,258	8,270,947	$13.84	*

C	$17,652,409	1,447,423	$12.20

Advisor	$1,323,041,327	91,678,614	$14.43

I	$45,331,650	3,127,064	$14.50

*	The maximum offering price per share for Class A shares was $14.45 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 7

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $8,740)	$5,520,949
Affiliated issuers	13,082,987
Interest	217,239
Securities lending income, net	1,117	$18,822,292

Expenses
Advisory fee (see Note B)	11,722,280
Distribution fee—Class A	148,927
Distribution fee—Class C	96,983
Transfer agency—Class A	37,210
Transfer agency—Class C	6,054
Transfer agency—Advisor Class	430,491
Transfer agency—Class I	4,509
Custody and accounting	150,803
Registration fees	53,429
Administrative	47,181
Printing	44,228
Audit and tax	28,289
Legal	26,935
Directors’ fees	15,392
Miscellaneous	36,271

Total operating expenses (see Note B)	12,848,982
Dividend expense on securities sold short and interest expense	287,252
Total expenses	13,136,234
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(652,654)

Net expenses		12,483,580

Net investment income		6,338,712

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		42,240,338
Securities sold short		(490,137)
Futures		783,834
Net change in unrealized appreciation (depreciation) of:
Investments		34,665,667
Securities sold short		484,650
Foreign currency denominated assets and liabilities		(16,361)

Net gain on investment and foreign currency transactions		77,667,991

Net Increase in Net Assets from Operations		$84,006,703

See notes to financial statements.

8 AB Select US Long/Short Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,338,712		$13,989,330
Net realized gain on investments	42,534,035		182,312,663
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	35,133,956		(48,654,498)
Contributions from Affiliates (see Note B)	– 0	–	102,492

Net increase in net assets from operations	84,006,703		147,749,987
Distributions to Shareholders
Class A	(14,188,863)		(7,999,020)
Class C	(2,374,741)		(1,515,580)
Advisor Class	(160,209,204)		(87,187,802)
Class I	(5,311,295)		(2,281,433)
Capital Stock Transactions
Net increase	67,435,709		42,218,917

Total increase (decrease)	(30,641,691)		90,985,069
Net Assets
Beginning of period	1,531,141,335		1,440,156,266

End of period	$1,500,499,644		$1,531,141,335

See notes to financial statements.

ABFunds.com	AB Select US Long/Short Portfolio 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

ABFunds.com	AB Select US Long/Short Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	$242,827,993		$	– 0	–	$3,561,364		$246,389,357
Financials	150,887,670			– 0	–	1,015,897		151,903,567
Communication Services	97,913,652			– 0	–	– 0	–	97,913,652
Health Care	83,807,393			– 0	–	– 0	–	83,807,393
Industrials	81,593,279			– 0	–	– 0	–	81,593,279
Consumer Discretionary	53,701,219			– 0	–	– 0	–	53,701,219
Consumer Staples	42,611,921			– 0	–	– 0	–	42,611,921
Energy	25,846,210			– 0	–	– 0	–	25,846,210
Utilities	14,529,348			– 0	–	– 0	–	14,529,348
Materials	3,934,696			– 0	–	– 0	–	3,934,696
Warrants	– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments	686,780,777			– 0	–	– 0	–	686,780,777
Liabilities:
Investment Companies	(20,127,510)			– 0	–	– 0	–	(20,127,510)
Common Stocks:
Real Estate	(1,992,158)			– 0	–	– 0	–	(1,992,158)
Financials	(1,125,669)			– 0	–	– 0	–	(1,125,669)
Information Technology	(787,880)			– 0	–	– 0	–	(787,880)

Total Investments in Securities	1,460,400,941			– 0	–	4,577,261	(a)	1,464,978,202
Other Financial Instruments(b)	– 0	–		– 0	–	– 0	–	– 0	–

Total	$1,460,400,941		$	– 0	–	$4,577,261	(a)	$1,464,978,202

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses

ABFunds.com	AB Select US Long/Short Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

14 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the six months ended December 31, 2025, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2025, the reimbursement for such services amounted to $47,181.

ABFunds.com	AB Select US Long/Short Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $110,701 for the six months ended December 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,061 from the sale of Class A shares and received $-0- and $360 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2025, such waiver amounted to $652,452.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2025 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$672,951		$518,545	$504,715	$686,781		$13,083
AB Government Money Market Portfolio*	– 0	–	9,707	9,707	– 0	–	0	**

Total					$686,781		$13,083

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

16 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended June 30, 2025, the Adviser reimbursed the Fund $102,492 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,726,120 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2025 were as follows:

	Purchases	Sales	Securities Sold Short		Covers on Securities Sold Short
Investment securities (excluding U.S. government securities)	$941,040,822	$1,088,890,233	$30,065,757		$17,235,167
U.S. government securities	980,132	3,013,900	– 0	–	– 0	–

ABFunds.com	AB Select US Long/Short Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized appreciation on Securities Sold Short		Net Unrealized Appreciation
Appreciation on Investments	Depreciation on Investments
$ 132,188,275	$(4,378,601)	$127,809,674	$596,995	(a)	$128,406,669

(a)	Gross unrealized appreciation was $873,225 and gross unrealized depreciation was $(276,230), resulting in net unrealized appreciation of $596,995.

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the

18 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the six months ended December 31, 2025, the Fund held futures for hedging purposes.

During the six months ended December 31, 2025, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$783,834	$	– 0	–

Total		$783,834	$	– 0	–

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2025:

Futures:
Average notional amount of sale contracts	$13,212,431	(a)

(a)	Positions were open for one month during the period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ABFunds.com	AB Select US Long/Short Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business

20 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$0	$	– 0 –	$	– 0 –	$835	$282	$202

*	As of December 31, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class A
Shares sold	444,775	1,077,880	$6,758,651	$15,911,748

Shares issued in reinvestment of dividends and distributions	859,829	461,412	11,874,244	6,731,991

Shares converted from Class C	120,955	178,544	1,813,956	2,620,424

Shares redeemed	(944,296)	(2,276,438)	(14,081,342)	(33,638,028)

Net increase (decrease)	481,263	(558,602)	$6,365,509	$(8,373,865)

ABFunds.com	AB Select US Long/Short Portfolio 21

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class C
Shares sold	83,994	257,101	$1,136,790	$3,443,541

Shares issued in reinvestment of distributions	165,202	101,370	2,010,501	1,323,892

Shares converted to Class A	(136,236)	(199,131)	(1,813,956)	(2,620,424)

Shares redeemed	(164,504)	(408,014)	(2,174,421)	(5,420,467)

Net decrease	(51,544)	(248,674)	$(841,086)	$(3,273,458)

Advisor Class
Shares sold	7,084,781	19,699,898	$110,488,945	$299,248,592

Shares issued in reinvestment of dividends and distributions	7,482,447	3,952,380	107,672,410	59,799,516

Shares redeemed	(10,251,728)	(20,654,781)	(161,033,170)	(315,457,009)

Net increase	4,315,500	2,997,497	$57,128,185	$43,591,099

Class I
Shares sold	23,489	613,498	$374,047	$9,299,276

Shares issued in reinvestment of dividends and distributions	366,965	149,909	5,306,303	2,278,622

Shares redeemed	(58,377)	(85,881)	(897,249)	(1,302,757)

Net increase	332,077	677,526	$4,783,101	$10,275,141

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

22 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

ABFunds.com	AB Select US Long/Short Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$43,616,278	$17,994,292
Net long-term capital gains	55,367,557	– 0	–

Total taxable distributions paid	$98,983,835	$17,994,292

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$30,675,042
Undistributed capital gains	105,340,017
Unrealized appreciation (depreciation)	31,283,997	(a)

Total accumulated earnings (deficit)	$167,299,056	(b)

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(b)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an

24 AB Select US Long/Short Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Select US Long/Short Portfolio 25

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 14.89	$ 14.47	$ 12.62	$ 12.67	$ 14.91	$ 12.48

Income From Investment Operations

Net investment income (loss)(a)(b)	.05	.11	†	.11	.07	(.11)	(.12)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76	1.34	1.89	.68	(.39)	3.14

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.81	1.45	2.00	.75	(.50)	3.02

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.07)	(.15)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total distributions	(1.86)	(1.03)	(.15)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 13.84	$ 14.89	$ 14.47	$ 12.62	$ 12.67	$ 14.91

Total Return

Total investment return based on net asset value(d)*	5.47%	10.17	%†	16.11%	6.20%	(4.49)%	24.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$114,474	$116,022	$120,783	$110,152	$118,590	$111,374

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.82	%^	1.83%	1.91%	1.91%	1.83%	1.86%

Expenses, before waivers/reimbursements(e)(f)‡	1.90	%^	1.90%	1.96%	1.95%	1.86%	1.88%

Net investment income (loss)(b)	.59	%^	.73	%†	.82%	.58%	(.78)%	(.90)%

Portfolio turnover rate (excluding securities sold short)	106%	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	107%	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.09	%^	.07%	.05%	.05%	.03%	.02%

See footnote summary on page 30.

26 AB Select US Long/Short Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 13.28	$ 13.03	$ 11.32	$ 11.53	$ 13.82	$ 11.68

Income From Investment Operations

Net investment income (loss)(a)(b)	(.01)	(.00	)†	.01	(.02)	(.20)	(.21)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.68	1.21	1.70	.61	(.35)	2.94

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.67	1.21	1.71	.59	(.55)	2.73

Less: Distributions

Dividends from net investment income	– 0	–	– 0	–	(.00	)(c)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total distributions	(1.75)	(.96)	(.00	)(c)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 12.20	$ 13.28	$ 13.03	$ 11.32	$ 11.53	$ 13.82

Total Return

Total investment return based on net asset value(d)*	5.09%	9.41	%†	15.12%	5.49%	(5.18)%	23.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,652	$19,908	$22,777	$28,672	$44,732	$59,740

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	2.57	%^	2.58%	2.66%	2.65%	2.58%	2.61%

Expenses, before waivers/reimbursements(e)(f)‡	2.65	%^	2.65%	2.71%	2.69%	2.61%	2.63%

Net investment income (loss)(b)	(.16	)%^	(.03	)%†	.06%	(.21)%	(1.54)%	(1.65)%

Portfolio turnover rate (excluding securities sold short)	106%	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	107%	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.09	%^	.07%	.05%	.05%	.03%	.02%

See footnote summary on page 30.

ABFunds.com	AB Select US Long/Short Portfolio 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.47	$ 14.99	$ 13.06	$ 13.06	$ 15.29	$ 12.74

Income From Investment Operations

Net investment income (loss)(a)(b)	.07	.15	†	.15	.11	(.08)	(.09)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.79	1.40	1.96	.69	(.41)	3.23

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.86	1.55	2.11	.80	(.49)	3.14

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.11)	(.18)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total dividends and distributions	(1.90)	(1.07)	(.18)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 14.43	$ 15.47	$ 14.99	$ 13.06	$ 13.06	$ 15.29

Total Return

Total investment return based on net asset value(d)*	5.59%	10.48	%†	16.36%	6.49%	(4.24)%	25.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,323,042	$1,351,782	$1,264,716	$1,283,192	$1,506,544	$1,202,820

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.57	%^	1.58%	1.66%	1.65%	1.58%	1.61%

Expenses, before waivers/reimbursements(e)(f)‡	1.65	%^	1.65%	1.71%	1.70%	1.61%	1.63%

Net investment income (loss)(b)	.84	%^	.99	%†	1.07%	.82%	(.53)%	(.65)%

Portfolio turnover rate (excluding securities sold short)	106%	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	107%	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.09	%^	.07%	.05%	.05%	.03%	.02%

See footnote summary on page 30.

28 AB Select US Long/Short Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 15.54	$ 15.06	$ 13.12	$ 13.11	$ 15.33	$ 12.78

Income From Investment Operations

Net investment income (loss)(a)(b)	.07	.15	.15	.11	(.07)	(.09)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.80	1.40	1.98	.70	(.41)	3.23

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.87	1.55	2.13	.81	(.48)	3.14

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.11)	(.19)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(1.75)	(.96)	– 0	–	(.80)	(1.74)	(.59)

Total dividends and distributions	(1.91)	(1.07)	(.19)	(.80)	(1.74)	(.59)

Net asset value, end of period	$ 14.50	$ 15.54	$ 15.06	$ 13.12	$ 13.11	$ 15.33

Total Return

Total investment return based on net asset value(d)*	5.61%	10.55%	16.37%	6.54%	(4.22)%	25.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,332	$43,429	$31,880	$31,435	$34,177	$38,385

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.53	%^	1.54%	1.62%	1.60%	1.55%	1.60%

Expenses, before waivers/reimbursements(e)(f)‡	1.61	%^	1.61%	1.66%	1.65%	1.57%	1.62%

Net investment income (loss)(b)	.88	%^	1.00%	1.12%	.89%	(.50)%	(.64)%

Portfolio turnover rate (excluding securities sold short)	106%	293%	242%	372%	242%	181%

Portfolio turnover rate (including securities sold short)	107%	296%	253%	382%	243%	181%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.09	%^	.07%	.05%	.05%	.03%	.02%

See footnote summary on page 30.

ABFunds.com	AB Select US Long/Short Portfolio 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude dividend expense on securities sold short and interest expense:

	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30,
			2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.78	%^	1.79%	1.83%	1.84%	1.83%	1.85%
Before waivers/reimbursements	1.86	%^	1.86%	1.87%	1.88%	1.85%	1.88%
Class C
Net of waivers/reimbursements	2.53	%^	2.54%	2.58%	2.58%	2.57%	2.60%
Before waivers/reimbursements	2.61	%^	2.61%	2.62%	2.63%	2.60%	2.63%
Advisor Class
Net of waivers/reimbursements	1.53	%^	1.54%	1.58%	1.59%	1.58%	1.60%
Before waivers/reimbursements	1.61	%^	1.61%	1.62%	1.63%	1.61%	1.63%
Class I
Net of waivers/reimbursements	1.49	%^	1.50%	1.53%	1.53%	1.54%	1.60%
Before waivers/reimbursements	1.57	%^	1.57%	1.57%	1.57%	1.57%	1.62%

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2025 and the years ended June 30, 2025, June 30, 2024, June 30, 2023, June 30, 2022 and June 30, 2021, such waiver amounted to .08% (annualized), .07%, .04%, .05%, .03% and .03%, respectively.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended June 30, 2024 by .01%.

†

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.04%	.04%

Class C	$.01	.04%	.04%

Advisor Class	$.01	.04%	.04%

^	Annualized.

See notes to financial statements.

30 AB Select US Long/Short Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Select US Long/Short Portfolio 31

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

32 AB Select US Long/Short Portfolio	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

ABFunds.com	AB Select US Long/Short Portfolio 33

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

34 AB Select US Long/Short Portfolio	ABFunds.com

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

ABFunds.com	AB Select US Long/Short Portfolio 35

NOTES

36 AB Select US Long/Short Portfolio	ABFunds.com

AB SELECT US LONG/SHORT PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SULS-0152-1225

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	February 26, 2026